Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	APPLETON FUNDS
Central Index Key	0001127451
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015